Note 10 - Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	2018	2017	2016
Trade payable	$2,269,845	$504,229	$768,066
Payroll related liabilities (1)	595,720	112,913	628,378
Accrued liabilities	174,857	193,451	183,037
Lease commitment	-	-	44,863
	$3,040,422	$810,593	$1,624,344